Document and Entity Information	Jul. 01, 2026
Cover [Abstract]
Entity Registrant Name	PROSPERITY BANCSHARES, INC.
Security Exchange Name	NYSE
Amendment Flag	true
Amendment Description	Effective July 1, 2026, Prosperity Bancshares, Inc. (“Prosperity”) completed its acquisition of Stellar Bancorp, Inc., a Texas corporation (“Stellar”), pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated as of January 27, 2026, by and between Prosperity and Stellar, as previously disclosed in Prosperity’s Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 1, 2026 (the “Original Form 8-K”). Pursuant to the Merger Agreement, Stellar merged with and into Prosperity (the “Merger”), with Prosperity continuing as the surviving corporation in the Merger.This Current Report on Form 8-K/A (the “Amendment”) is being filed to amend and supplement the Original Form 8-K to include the financial statements of Stellar and the pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Prosperity and Stellar would have achieved had the companies been combined during the period presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger. Except as described above, this Amendment does not otherwise amend, modify or update the disclosures contained in the Original Form 8-K and should be read in conjunction with the Original Form 8-K.
Entity Central Index Key	0001068851
Document Type	8-K/A
Document Period End Date	Jul. 01, 2026
Entity Incorporation State Country Code	TX
Entity File Number	001-35388
Entity Tax Identification Number	74-2331986
Entity Address, Address Line One	4295 San Felipe
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(281)
Local Phone Number	269-7199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	PB
Entity Emerging Growth Company	false